Financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,
	2022	2021
	$	$

Cash	19,780	23,755
Amounts receivable	4,213	2,600
Other assets	1,194	1,319
Accounts payable and accrued liabilities	(37)	(117)
Revolving credit facility	-	(50,000)

Net exposure, in U.S. dollars	25,150	(22,443)

Equivalent in Canadian dollars	34,063	(28,453)

Disclosure of detailed information about liquidity risk [Table Text Block]
	As at December 31, 2022
	Total amount payable		Estimated annual payments
		Maturity	2023	2024	2025	2026	2027-2029
	$		$	$	$	$	$

Revolving credit facility(i)	191,059	September 29, 2026	10,949	10,949	10,949	158,212	-
Lease liabilities	9,999	December 31, 2029	1,408	1,432	1,432	1,432	4,295
	201,058		12,357	12,381	12,381	159,644	4,295

(i) The interest payable is based on the actual interest rates as at December 31, 2022.